Offerings	Feb. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	139,198,200
Proposed Maximum Offering Price per Unit	0.07
Maximum Aggregate Offering Price	$ 9,743,874.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,345.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Class A ordinary shares of the Registrant (“Class A Ordinary Shares”) that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Class A Ordinary Shares, as applicable.

Represents up to 5,567,928 American depositary shares of the Issuer. Each American depositary share represents 25 Class A ordinary shares.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low trading prices on December 1, 2020 of the Registrant's American depositary shares listed on the Nasdaq Global Select Market, each representing two Class A ordinary shares of the Registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADS Warrants
Amount Registered | shares	8,351,893
Proposed Maximum Offering Price per Unit	1.7960
Maximum Aggregate Offering Price	$ 14,999,999.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Class A ordinary shares of the Registrant (“Class A Ordinary Shares”) that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Class A Ordinary Shares, as applicable.

Represents up to 8,351,893 warrants to purchase up to 8,351,893 ADSs. The exercise price of such warrant is assumed to be $1.796.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount Registered | shares	5,567,928
Proposed Maximum Offering Price per Unit	1.7950
Maximum Aggregate Offering Price	$ 9,994,430.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,380.23
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Class A ordinary shares of the Registrant (“Class A Ordinary Shares”) that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Class A Ordinary Shares, as applicable.

Represents up to 5,567,928 pre-funded warrants to purchase up to 5,567,928 ADSs. The exercise price of such warrant is assumed to be $1.795.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to purchase ADSs
Amount Registered | shares	167,038
Proposed Maximum Offering Price per Unit	1.7960
Maximum Aggregate Offering Price	$ 300,000.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.43
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Class A ordinary shares of the Registrant (“Class A Ordinary Shares”) that become issuable as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding Class A Ordinary Shares, as applicable.

Represents up to 167,038 placement agent warrants to purchase ADSs. The exercise price of such warrant is assumed to be $1.796.